Note 12 - Derivative Instruments	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]

4.	Securities:

As at April 30, 2023, the Bank held securities totalling $39.7 million ( October 31, 2022 - $141.6 million), comprised of a Government of Canada Treasury Bill for $19.5 million with a face value of $20.0 million at maturity on May 25, 2023, yielding 2.81%, and a US Government Treasury Bill for US$14.4 million ($19.5 million) with a face value of US$14.5 million ($19.7 million) at maturity on May 2, 2023, yielding 4.70%.

Derivatives [member]
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
12.	Derivative instruments:

At April 30, 2023, the Bank had an outstanding contract established for asset liability management purposes to swap between floating and fixed interest rates with a notional amount totalling $11.8 million ( October 31, 2022 - $nil), of which $11.8 million ( October 31, 2022 - $nil) qualified for hedge accounting. The Bank enters into interest rate swap contracts for its own account exclusively and does not act as an intermediary in this market. As required under the accounting standard relating to hedges, at April 30, 2023, $103,000 ( October 31, 2022 - $nil) relating to this contract was included in other assets and the offsetting amount included in the carrying values of the assets to which they relate. Approved counterparties are limited to major Canadian chartered banks.